UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA New Jersey Municipal Money Fund
	       CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


CMA New Jersey Municipal Money Fund


Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
New Jersey - 98.7%    $  7,220   ABN AMRO MuniTops Certificates Trust, New Jersey, GO, Refunding, Series 2004-17,
                                 4% due 7/15/2011 (d)(e)                                                              $     7,220

                         9,995   ABN AMRO MuniTops Certificates Trust, New Jersey, Revenue Bonds, VRDN, Series
                                 2005-46, 4% due 7/01/2013 (b)(e)                                                           9,995

                         8,875   Avalon Boro, New Jersey, GO, BAN, 4.50% due 5/23/2007                                      8,937

                        20,235   Bergen County, New Jersey, Improvement Authority, Subordinate Special Purpose,
                                 Limited Obligation Revenue Bonds (Encap Golf Holdings, LLC Project), VRDN, AMT,
                                 Series C, 3.99% due 4/01/2025 (e)                                                         20,235

                         4,000   Bergen County, New Jersey, Improvement Authority, Subordinate Special Purpose,
                                 Limited Obligation Revenue Refunding Bonds (Encap Golf Holdings, LLC Project),
                                 VRDN, AMT, Series B, 4.02% due 11/01/2025 (e)                                              4,000

                         3,695   Bordentown Township, New Jersey, GO, BAN, 4% due 11/02/2006                                3,705

                        20,850   Burlington County, New Jersey, GO, BAN, Series D, 4% due 9/14/2006                        20,895

                         2,190   Camden County, New Jersey, Improvement Authority, Special Revenue Bonds, VRDN,
                                 4.02% due 9/01/2026 (e)                                                                    2,190

                         7,731   Carlstadt, New Jersey, GO, BAN, 4.25% due 2/02/2007                                        7,773

                         3,325   Deptford Township, New Jersey, GO, BAN, 3.75% due 7/21/2006                                3,327

                         3,800   Eagle Tax-Exempt Trust, New Jersey EDA, Revenue Refunding Bonds, VRDN, Series
                                 2006-0038 Class A, 4.02% due 9/01/2026 (a)(e)                                              3,800

                         9,970   Eagle Tax-Exempt Trust, New Jersey, GO, VRDN, Series 94C-3005, 4.02% due
                                 2/15/2007 (e)                                                                              9,970

                         8,425   Eagle Tax-Exempt Trust, New Jersey State Turnpike Authority, Turnpike Revenue
                                 Refunding Bonds, VRDN, Series 2003-0041, Class A, 4.01% due 1/01/2030 (a)(e)               8,425

                        16,000   East Brunswick Township, New Jersey, GO, BAN, 4.25% due 1/05/2007                         16,073

                        15,000   Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation,
                                 Revenue Refunding Bonds, FLOATS, Series RR, 4% due 1/19/2017 (c)(e)                       15,000

                         6,000   Garfield, New Jersey, GO, BAN, 4.50% due 7/21/2006                                         6,003

                         4,326   Hardyston Township, New Jersey, GO, BAN, 4.25% due 2/08/2007                               4,349

                         5,200   Howell Township, New Jersey, GO, BAN, Series C, 4% due 9/19/2006                           5,211

                        49,080   Hudson County, New Jersey, COP, MERLOTS, VRDN, Series A35, 4% due 12/01/2021 (d)(e)       49,080

                         2,566   Leonia, New Jersey, GO, BAN, 3.85% due 7/07/2006                                           2,567


Portfolio Abbreviations


To simplify the listings of CMA New Jersey Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Optional Tender Securities
M/F        Multi-Family
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
S/F        Single-Family
VRDN       Variable Rate Demand Notes



CMA New Jersey Municipal Money Fund


Schedule of Investments as of June 30, 2006 (concluded)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
New Jersey            $ 15,185   Middlesex County, New Jersey, Improvement Authority, GO (Woodbridge Township
(concluded)                      Guaranteed Project Notes), 4.50% due 11/13/2006                                      $    15,256

                        28,845   Municipal Securities Trust Certificates, New Jersey, Revenue Bonds, Series
                                 2006-3007, Class A, 4.08% due 1/18/2022 (a)(e)                                            28,845

                         7,190   Municipal Securities Trust Certificates, New Jersey, Revenue Bonds, Series 3023,
                                 Class A, 4.08% due 11/11/2030 (a)(e)                                                       7,190

                         8,410   New Brunswick, New Jersey, GO, BAN, 4% due 7/12/2006                                       8,414

                        25,300   New Jersey EDA, CP, AMT 3.70% due 7/05/2006                                               25,300

                        15,000   New Jersey EDA, CP, 3.63% due 7/13/2006                                                   15,000

                         5,400   New Jersey EDA, EDR (The Frisch School Project), VRDN, 3.94% due 5/01/2036 (e)             5,400

                         7,595   New Jersey EDA, EDR (MZR Real Estate LP Project), VRDN, AMT, 4.04% due 12/01/2026 (e)      7,595

                         3,825   New Jersey EDA, EDR (PB Tower & Metro Project), VRDN, AMT, Series A, 4.17% due
                                 11/01/2026 (e)                                                                             3,825

                         1,910   New Jersey EDA, EDR (PB Tower & Metro Project), VRDN, AMT, Series B, 4.17% due
                                 11/01/2011 (e)                                                                             1,910

                         9,100   New Jersey EDA, EDR, Refunding (Diocese of Metuchen Project), 3.97% due 9/01/2030 (e)      9,100

                         5,400   New Jersey EDA, EDR, Refunding (Jewish Community Foundation Metro West), VRDN,
                                 3.99% due 12/01/2018 (e)                                                                   5,400

                         7,445   New Jersey EDA, EDR (Wyckoff Family YMCA Inc. Project), 3.99% due 10/01/2023 (e)           7,445

                         6,100   New Jersey EDA, First Mortgage Revenue Bonds (Lion's Gate Project), VRDN, Series
                                 C, 3.96% due 1/01/2020 (e)                                                                 6,100

                        39,000   New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI Corporation Project),
                                 VRDN, AMT, Series A, 4.03% due 6/01/2026 (a)(e)                                           39,000

                         1,900   New Jersey EDA, Revenue Bonds (Accurate Box Co. Inc. Project), VRDN, AMT, 4.04%
                                 due 11/01/2009 (e)                                                                         1,900

                        14,685   New Jersey EDA, Revenue Bonds (Applewood Estates Project), VRDN, Series B, 3.90%
                                 due 10/01/2035 (e)                                                                        14,685

                         9,825   New Jersey EDA, Revenue Bonds (Applewood Estates Project), VRDN, Series C, 3.90%
                                 due 10/01/2010 (e)                                                                         9,825

                         3,825   New Jersey EDA, Revenue Bonds (Cozzoli Enterprises LLC Project), VRDN, AMT, 4.02%
                                 due 3/01/2022 (e)                                                                          3,825

                         2,610   New Jersey EDA, Revenue Bonds (Esarc, Inc. Project), VRDN, 4.04% due 4/01/2029 (e)         2,610

                         1,820   New Jersey EDA, Revenue Bonds (Jewish Family Service), VRDN, 4.04% due 2/01/2022 (e)       1,820

                        21,985   New Jersey EDA, Revenue Bonds, MERLOTS, VRDN, Series B-02, 4% due 6/15/2020 (d)(e)        21,985

                         3,690   New Jersey EDA, Revenue Bonds (Ocean County YMCA Inc. Project), VRDN, 4.04% due
                                 9/01/2021 (e)                                                                              3,690

                         4,915   New Jersey EDA, Revenue Bonds (Presbyterian Homes), VRDN, Series B, 3.97% due
                                 12/01/2032 (e)                                                                             4,915

                         3,375   New Jersey EDA, Revenue Bonds, ROCS, Series II-R-203, 4% due 6/15/2021 (a)(e)              3,375

                         3,260   New Jersey EDA, Revenue Bonds (Urban League Project), VRDN, 4.04% due 8/01/2019 (e)        3,260

                         2,835   New Jersey EDA, Revenue Bonds (YMCA of Montclair Project), VRDN, 4.14% due
                                 6/01/2022 (e)                                                                              2,835

                         4,400   New Jersey EDA, Revenue Refunding Bonds, ROCS, Series II-R-331, 4% due
                                 12/15/2015 (b)(e)                                                                          4,400

                        10,000   New Jersey EDA, Special Facility Revenue Bonds (Port Newark Container LLC), VRDN,
                                 AMT, 4.02% due 7/01/2030 (e)                                                              10,000

                        16,775   New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Atlanticare
                                 Regional Medical Center), VRDN, Series A-1, 3.94% due 7/01/2030 (e)                       16,775

                         5,990   New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Beth Israel
                                 Hospital Association), VRDN, Series A-2, 3.97% due 7/01/2014 (e)                           5,990

                        11,340   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Children's
                                 Specialized Hospital Project), VRDN, Series B, 3.93% due 7/01/2036 (e)                    11,340

                         5,766   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 702, 4.02% due 7/01/2014 (d)(e)                                                     5,766

                         9,680   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 943, 3.99% due 7/01/2024 (b)(e)                                                     9,680

                        11,925   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 1157, 3.99% due 7/01/2025 (b)(e)                                                   11,925

                         2,925   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Wiley Mission
                                 Project), VRDN, 3.97% due 7/01/2029 (e)                                                    2,925

                         2,835   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds,
                                 FLOATS, Series 1163, 4.01% due 7/01/2018 (e)(h)                                            2,835

                         8,620   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Centenary College), VRDN, Series A, 3.97% due 10/01/2033 (e)                              8,620

                        14,930   New Jersey State Highway Authority, Garden State Parkway General Revenue Refunding
                                 Bonds, PUTTERS, VRDN, Series 247, 4.01% due 1/01/2013 (b)(e)(f)                           14,930

                        25,000   New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds,
                                 VRDN, AMT, Series Q, 4.01% due 4/01/2032 (e)                                              25,000

                         5,000   New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds,
                                 VRDN, AMT, Series R, 4.01% due 4/01/2038 (e)                                               5,000

                         7,000   New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Refunding Bonds,
                                 VRDN, AMT, Series A, 4% due 5/01/2028 (c)(e)                                               7,000

                        10,925   New Jersey State Housing and Mortgage Financing Agency, S/F Housing Revenue Refunding
                                 Bonds, VRDN, AMT, Series O, 4.06% due 10/01/2026 (e)                                      10,925

                         5,750   New Jersey State Transit Corporation, COP, ROCS, Series 15, 4% due 9/15/2009 (a)(e)(g)     5,750

                         5,330   New Jersey State Transit Corporation, COP, ROCS, Series II-R-3045, 4% due
                                 9/15/2021 (b)(e)                                                                           5,330

                         3,005   New Jersey State Transportation Trust Fund Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 14Z, 4.03% due 12/15/2036 (a)(e)                                                    3,005

                         7,405   New Jersey State Transportation Trust Fund Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 963-D, 3.99% due 6/15/2025 (b)(e)                                                   7,405

                         6,115   New Jersey State Transportation Trust Fund Authority Revenue Bonds, MERLOTS,
                                 Series A13, 4% due 6/15/2020 (d)(e)                                                        6,115

                        16,490   New Jersey State Transportation Trust Fund Authority Revenue Bonds, PUTTERS,
                                 Series 332, 4.01% due 12/15/2015 (a)(e)                                                   16,490

                         7,040   New Jersey State Transportation Trust Fund Authority Revenue Bonds, ROCS,
                                 Series II-R-4040, 4% due 6/15/2022 (c)(e)                                                  7,040

                         3,845   New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds,
                                 FLOATS, Series 1102, 3.99% due 12/15/2017 (c)(e)                                           3,845

                         2,995   New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds,
                                 FLOATS, Series 1117, 3.99% due 12/15/2016 (c)(e)                                           2,995

                        16,115   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, GO, Refunding, ROCS,
                                 Series II-R-4032, 4% due 1/01/2021 (c)(e)                                                 16,115

                        66,775   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-1,
                                 3.90% due 1/01/2024 (c)(e)                                                                66,775

                        30,000   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-2,
                                 3.90% due 1/01/2024 (c)(e)                                                                30,000

                        12,300   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, VRDN,
                                 Series D, 3.93% due 1/01/2018 (b)(e)                                                      12,300

                         3,000   Northfield, New Jersey, GO, BAN, 4.50% due 12/15/2006                                      3,014

                         4,345   Passaic County, New Jersey, Utilities Authority, Solid Waste System, Revenue
                                 Refunding Bonds, Series A, 4.50% due 2/23/2007                                             4,372

                        29,644   Passaic, New Jersey, GO, Refunding, BAN, 4.50% due 6/08/2007                              29,894

                         1,760   Port Authority of New York and New Jersey, PUTTERS, AMT, Series 1089, 4.04%
                                 due 9/01/2013 (e)(i)                                                                       1,760

                        34,050   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 1R, 3.98% due 8/01/2028 (e)     34,050

                        88,200   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 4, 3.99% due 4/01/2024 (e)      88,200

                        36,300   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 6, 3.99% due 12/01/2017 (e)     36,300

                           900   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, Series 3, 3.94% due 6/01/2020 (e)              900

                         2,693   South Bound Brook, New Jersey, GO, BAN, 4.25% due 9/22/2006                                2,700

                         3,000   Stafford Township, New Jersey, GAN, 4.50% due 6/29/2007                                    3,017

                        12,000   Stone Harbor, New Jersey, GO, BAN, 4% due 8/17/2006                                       12,009

                         5,930   University of Medicine and Dentistry, New Jersey, COP, ROCS, Series II-R-6510,
                                 4% due 6/15/2024 (d)(e)                                                                    5,930

                         8,595   Woodbridge Township, New Jersey, GO, BAN, 3.75% due 7/07/2006                              8,597


Puerto Rico - 0.4%       4,000   Puerto Rico Commonwealth, FLOATS, VRDN, Series PMD-8, 4% due 7/01/2026 (d)(e)              4,000

                                 Total Investments (Cost - $1,040,279*) - 99.1%                                         1,040,279
                                 Other Assets Less Liabilities - 0.9%                                                       9,315
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $ 1,049,594
                                                                                                                      ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f) Escrowed to maturity.

(g) Prerefunded.

(h) Radian Insured.

(i) CIFG Insured.

  * Cost for federal income tax purposes.



Item 2 - Controls and Procedures

2(a) - 	 The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA New Jersey Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA New Jersey Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


By:	/s/ Donald C. Burke
        -----------------------
	Donald C. Burke
        Chief Financial Officer
        CMA New Jersey Municipal Money Fund of
        CMA Multi-State Municipal Series Trust

Date:  August 23, 2006